John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 3/31/2024

Fund’s investments
As of 3-31-24 (unaudited)
	Shares	Value
Common stocks 110.0% (91.1% of Total investments)		$636,712,048
(Cost $431,044,654)
Financials 109.5%		633,524,720
Banks 95.0%
1st Source Corp.	120,335	6,307,961
ACNB Corp.	41,629	1,565,250
Alpine Banks of Colorado, Class B	173,462	4,770,205
American Business Bank (A)	74,896	2,771,152
American National Bankshares, Inc.	84,377	4,029,846
American Riviera Bancorp (A)(B)(C)	218,459	3,487,152
Ameris Bancorp	179,209	8,670,131
Atlantic Union Bankshares Corp. (B)(C)	120,969	4,271,415
Avidbank Holdings, Inc. (A)	257,070	4,946,027
Bank of America Corp. (B)(C)	184,599	6,999,994
Bank of Idaho Holding Company (A)	150,000	4,237,500
Bank of Marin Bancorp	189,583	3,179,307
Bank7 Corp.	116,363	3,281,437
Banner Corp.	66,503	3,192,144
Bar Harbor Bankshares	142,394	3,770,593
BayCom Corp. (C)	173,874	3,583,543
Bremer Financial Corp. (D)(E)	41,667	3,940,940
Business First Bancshares, Inc.	182,458	4,065,164
C&F Financial Corp. (C)	37,912	1,857,688
California BanCorp (A)	121,815	2,679,930
Camden National Corp.	68,551	2,297,830
CB Financial Services, Inc.	57,155	1,235,691
Central Pacific Financial Corp.	144,201	2,847,970
Citizens Community Bancorp, Inc.	169,116	2,054,759
Citizens Financial Group, Inc. (B)(C)	285,466	10,359,561
Civista Bancshares, Inc. (C)	183,001	2,814,555
Coastal Financial Corp. (A)	132,503	5,150,392
Codorus Valley Bancorp, Inc.	99,915	2,274,065
Colony Bankcorp, Inc.	86,996	1,000,454
Columbia Banking System, Inc.	269,124	5,207,549
Comerica, Inc.	64,887	3,568,136
Community Heritage Financial, Inc.	141,197	2,449,768
Community West Bancshares	126,760	2,521,256
ConnectOne Bancorp, Inc.	85,763	1,672,379
Cullen/Frost Bankers, Inc.	87,349	9,832,877
CVB Financial Corp.	222,784	3,974,467
Eagle Bancorp Montana, Inc.	127,715	1,639,861
East West Bancorp, Inc.	57,098	4,517,023
Eastern Bankshares, Inc. (B)(C)	416,161	5,734,699
Enterprise Bancorp, Inc.	74,904	1,945,257
Equity Bancshares, Inc., Class A (C)	147,255	5,061,154
ESSA Bancorp, Inc.	94,578	1,724,157
Evans Bancorp, Inc. (C)	69,760	2,083,034
Farmers & Merchants Bancorp, Inc.	114,822	2,559,382
Farmers National Banc Corp.	162,398	2,169,637
FFB Bancorp (A)	82,186	6,820,616
Fifth Third Bancorp	290,471	10,808,426
First Business Financial Services, Inc.	91,858	3,444,675
First Citizens BancShares, Inc., Class A	1,714	2,802,390
First Commonwealth Financial Corp.	311,718	4,339,115
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Community Corp.	132,912	$2,316,656
First Financial Bancorp	345,565	7,747,567
First Horizon Corp.	348,843	5,372,182
First Merchants Corp.	152,194	5,311,571
First Mid Bancshares, Inc.	76,166	2,489,105
First Northwest Bancorp	40,758	637,863
First Reliance Bancshares, Inc. (A)(F)	426,454	3,411,632
Flushing Financial Corp.	118,649	1,496,164
German American Bancorp, Inc. (B)(C)	124,124	4,299,655
Great Southern Bancorp, Inc.	40,257	2,206,889
Hancock Whitney Corp.	206,285	9,497,361
HBT Financial, Inc. (C)	209,443	3,987,795
Heritage Commerce Corp.	513,678	4,407,357
Heritage Financial Corp.	90,346	1,751,809
Horizon Bancorp, Inc. (C)	378,518	4,856,386
Huntington Bancshares, Inc. (B)(C)	793,987	11,076,119
InBankshares Corp. (A)	207,676	1,767,323
Independent Bank Corp. (Massachusetts)	85,080	4,425,862
Independent Bank Corp. (Michigan)	163,971	4,156,665
JPMorgan Chase & Co.	31,920	6,393,576
KeyCorp	673,808	10,652,901
Landmark Bancorp, Inc. (C)	64,780	1,248,958
Live Oak Bancshares, Inc. (C)	110,051	4,568,217
M&T Bank Corp. (B)(C)	73,564	10,699,148
Metrocity Bankshares, Inc.	65,263	1,628,964
Mid Penn Bancorp, Inc.	71,323	1,427,173
MidWestOne Financial Group, Inc.	133,914	3,138,944
NBT Bancorp, Inc.	104,324	3,826,604
Nicolet Bankshares, Inc. (B)(C)	90,381	7,771,862
Northrim BanCorp, Inc. (C)	92,403	4,667,276
Ohio Valley Banc Corp.	79,347	1,940,034
Old National Bancorp	359,938	6,266,521
Old Second Bancorp, Inc.	361,136	4,998,122
OP Bancorp (C)	170,717	1,703,756
Orange County Bancorp, Inc.	43,740	2,012,040
Pinnacle Financial Partners, Inc. (B)(C)	112,170	9,633,160
Plumas Bancorp	54,412	2,001,817
Popular, Inc.	125,875	11,088,329
Premier Financial Corp. (B)(C)	333,084	6,761,605
Prime Meridian Holding Company	125,087	2,601,810
Private Bancorp of America, Inc. (A)	116,752	3,987,081
Provident Financial Holdings, Inc.	98,335	1,315,722
QCR Holdings, Inc. (C)	75,459	4,583,380
Red River Bancshares, Inc.	58,027	2,889,164
Regions Financial Corp. (B)(C)	481,460	10,129,918
Renasant Corp.	144,643	4,530,219
Riverview Bancorp, Inc.	368,806	1,740,764
SB Financial Group, Inc.	257,156	3,543,610
Shore Bancshares, Inc. (C)	406,028	4,669,322
Sierra Bancorp	163,038	3,293,368
South Atlantic Bancshares, Inc.	289,568	3,156,291
Southern California Bancorp (A)	261,632	3,900,933
Southern Missouri Bancorp, Inc.	104,786	4,580,196
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
SouthState Corp.	84,976	$7,225,509
SpareBank 1 SR-Bank ASA	204,354	2,570,204
Stock Yards Bancorp, Inc. (B)(C)	79,829	3,904,436
Synovus Financial Corp.	228,255	9,143,895
The First Bancorp, Inc.	226,174	5,572,927
The First Bancshares, Inc.	181,973	4,722,199
The PNC Financial Services Group, Inc. (B)(C)	63,618	10,280,669
Timberland Bancorp, Inc.	113,266	3,049,121
TriCo Bancshares	193,684	7,123,698
Truist Financial Corp. (B)(C)	215,638	8,405,569
U.S. Bancorp (B)(C)	238,928	10,680,082
United BanCorp of Alabama, Inc., Class A	168,566	7,079,772
Virginia National Bankshares Corp.	82,690	2,488,969
Walden Mutual (A)(D)(E)	100,000	571,450
Westamerica BanCorp	112,746	5,511,024
Western Alliance Bancorp	53,528	3,435,962
WSFS Financial Corp.	222,325	10,035,751
WTB Financial Corp., Class B (B)(C)	10,170	2,867,940
Zions Bancorp NA	226,397	9,825,630
Capital markets 9.7%
AllianceBernstein Holding LP	51,959	1,805,056
Ares Management Corp., Class A	77,184	10,263,928
Brookfield Corp.	124,500	5,212,815
KKR & Company, Inc. (B)(C)	109,820	11,045,696
Oaktree Specialty Lending Corp. (B)(C)	266,364	5,236,716
Onex Corp.	105,066	7,870,545
Sixth Street Specialty Lending, Inc.	247,057	5,294,432
The Carlyle Group, Inc.	201,936	9,472,818
Consumer finance 1.6%
Discover Financial Services	54,395	7,130,641
LendingClub Corp. (A)	260,870	2,293,047
Financial services 1.5%
Eurazeo SE	101,170	8,864,986
Insurance 1.7%
Assured Guaranty, Ltd.	75,941	6,625,852
Skyward Specialty Insurance Group, Inc. (A)	75,598	2,828,121
Real estate 0.5%		3,187,328
Industrial REITs 0.5%

Plymouth Industrial REIT, Inc. (C)	141,659	3,187,328

Preferred securities 6.3% (5.2% of Total investments)		$36,252,970
(Cost $36,060,065)
Financials 5.8%		33,690,959
Banks 5.4%
Associated Banc-Corp, 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	40,000	912,800
Atlantic Union Bankshares Corp., 6.875%	167,304	3,931,644
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	68,760	1,582,855
CNB Financial Corp., 7.125%	75,200	1,752,160
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,448,300
First Merchants Corp., 7.500%	50,000	1,260,000
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%)	120,000	3,022,800
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then Overnight SOFR + 7.990%) (A)(G)	160,000	$3,480,000
Pinnacle Financial Partners, Inc., 6.750%	71,825	1,696,507
Synovus Financial Corp., 5.875% (5.875% to 7-1-24, then 5 Year CMT + 4.127%)	77,222	1,902,750
Tectonic Financial, Inc., 9.000% (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,888,952
United Community Banks, Inc., 6.875%	86,596	2,063,583
WaFd, Inc., 4.875%	210,875	3,327,608
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	50,000	1,193,500
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc., 7.750% (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	99,000	2,227,500
Real estate 0.5%		2,562,011
Hotel and resort REITs 0.2%
Sotherly Hotels, Inc., 8.250%	47,676	919,670
Office REITs 0.3%
Hudson Pacific Properties, Inc., 4.750%	118,838	1,642,341

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 2.9% (2.4% of Total investments)				$16,573,421
(Cost $16,305,196)
Financials 2.4%				14,005,796
Banks 2.4%
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (H)	5.625	07-01-25	3,000,000	2,884,131
Cullen/Frost Capital Trust II (3 month CME Term SOFR + 1.812%) (I)	7.153	03-01-34	3,000,000	2,551,860
Hometown Financial Group, Inc. (G)	8.750	03-15-27	3,500,000	3,437,175
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)(C)(H)	5.125	11-01-26	3,000,000	2,655,630
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,477,000
Real estate 0.5%				2,567,625
Retail REITs 0.5%

The Necessity Retail REIT, Inc. (G)	4.500	09-30-28	3,000,000	2,567,625

Convertible bonds 1.3% (1.1% of Total investments)				$7,591,393
(Cost $7,409,608)
Financials 1.3%				7,591,393
Mortgage real estate investment trusts 1.3%
Blackstone Mortgage Trust, Inc.	5.500	03-15-27	4,000,000	3,590,000

Redwood Trust, Inc.	7.750	06-15-27	4,179,000	4,001,393
Certificate of deposit 0.0% (0.0% of Total investments)				$84,722
(Cost $84,722)
East Boston Savings Bank	2.960	11-03-25	1,944	1,944
Eastern Savings Bank	0.200	04-24-25	1,970	1,970
First Bank Richmond NA (E)	3.500	12-05-25	22,466	22,466
First Federal Savings Bank	2.500	01-09-25	3,073	3,073
First National Bank	0.400	06-17-24	1,368	1,368
First Savings Bank of Perkasie	0.747	04-07-25	5,201	5,201
Home National Bank	5.100	11-06-24	22,034	22,034
Hudson United Bank	4.250	04-24-25	2,296	2,296
Machias Savings Bank	1.010	05-31-24	2,023	2,023
Midstates Bank NA	0.520	06-03-24	2,066	2,066
Milford Federal Savings and Loan Bank	0.500	04-29-24	2,075	2,075
MutualOne Bank	1.300	09-11-25	4,309	4,309
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value

Newburyport Five Cents Savings Bank	0.300	10-18-24	2,183	$2,183
Newtown Savings Bank	0.250	06-03-24	2,001	2,001
Newtown Savings Bank (E)	1.000	08-29-24	3,905	3,905
Salem Five Bancorp	0.250	12-19-24	1,757	1,757
Sunshine Federal Savings and Loan Association	0.500	05-12-25	2,108	2,108
The Milford Bank	0.100	06-12-25	1,943	1,943

	Yield (%)	Shares	Value
Short-term investments 0.3% (0.2% of Total investments)			$1,493,341
(Cost $1,493,398)
Short-term funds 0.3%			1,493,341
John Hancock Collateral Trust (J)	5.2975(K)	149,373	1,493,341

Total investments (Cost $492,397,643) 120.8%	$698,707,895
Other assets and liabilities, net (20.8%)	(120,190,353)
Total net assets 100.0%	$578,517,542

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-24 was $152,221,995. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $96,203,283.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 3-31-24.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.874%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$6,688	$6,688
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2028	—	213,160	213,160
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD SOFR Compounded OIS + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	$(3,899)	2,400,589	2,396,690
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD SOFR Compounded OIS + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	(6,229)	4,107,981	4,101,752
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD SOFR Compounded OIS + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	(6,122)	4,184,196	4,178,074
								$(16,250)	$10,912,614	$10,896,364

(a)	At 3-31-24, the overnight SOFR was 5.340%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$549,580,067	$542,497,473	$2,570,204	$4,512,390
Capital markets	56,202,006	56,202,006	—	—
Consumer finance	9,423,688	9,423,688	—	—
Financial services	8,864,986	—	8,864,986	—
Insurance	9,453,973	9,453,973	—	—
Real estate
Industrial REITs	3,187,328	3,187,328	—	—
Preferred securities
Financials
Banks	31,463,459	24,535,159	3,480,000	3,448,300
Mortgage real estate investment trusts	2,227,500	2,227,500	—	—
Real estate
Hotel and resort REITs	919,670	919,670	—	—
Office REITs	1,642,341	1,642,341	—	—
8	|

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$16,573,421	—	$16,573,421	—
Convertible bonds	7,591,393	—	7,591,393	—
Certificate of deposit	84,722	—	58,351	$26,371
Short-term investments	1,493,341	$1,493,341	—	—
Total investments in securities	$698,707,895	$651,582,479	$39,138,355	$7,987,061
Derivatives:
Assets
Swap contracts	$10,896,364	—	$10,896,364	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-23	$4,896,959	$3,357,196	$26,371	$8,280,526
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(384,569)	91,104	—	(293,465)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 3-31-24	$4,512,390	$3,448,300	$26,371	$7,987,061
Change in unrealized appreciation (depreciation) at period end[1]	$(384,569)	$91,104	—	$(293,465)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-24	Valuation Technique	Significant Unobservable Inputs	Input/Range*	Input Weighted Average*
Common stocks	$4,512,390	Market Comparable	Price/Book Value multiple Discount	0.92x - 0.96x 18%	0.95x 18%

Preferred securities	$3,448,300	Bond Comparable	Benchmark Option Adjusted Spread (OAS) Implied OAS premium	443.95 135%	443.95 135%

Certificate of deposit	$26,371	Transactions Indicative of Value	Prior/recent transactions	$100	$100

Total	$7,987,061

A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Option Adjusted Spread (OAS)	Increase	Decrease
Discount	Decrease	Increase
Implied OAS premium	Increase	Decrease
Price/Book Value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	149,373	$4,353,721	$25,515,183	$(28,375,193)	$(595)	$225	$52,425	—	$1,493,341
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.7%	$3,940,940
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.1%	571,450
								$4,512,390
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended March 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$3,654,711	—	—	—	$(243,079)	—	—	$3,411,632
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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